ACQUISITION AFTER BALANCE SHEET DATE (Details) (Golar Maria [Member], USD $) In Thousands, unless otherwise specified	Feb. 07, 2013
Golar Maria [Member]
Business Acquisition [Line Items]
Purchase consideration	$ 122,379	[1]
Less: Fair value of net assets acquired [Abstract]
Vessel and equipment	215,000
Mark-to-market on interest rate swaps	(3,096)
Long term debt	(89,525)
Others*	0	[2]
Subtotal	(122,379)
Difference between the purchase price and net assets acquired	$ 0

[1]	This includes the purchase consideration for the vessel less the assumed bank debt and fair value of the the interest rate swap liability but excludes any working capital adjustments which will be available upon finalization of the results of the Golar Maria for the first quarter of 2013.
[2]	This information will be available upon finalization of the results of the Golar Maria for the first quarter of 2013.